Leases	12 Months Ended
Dec. 31, 2020
Leases [Abstract]
Leases	LeasesThe Company adopted ASU 2016-02 Leases in the first quarter of 2019 with an effective date of January 1, 2019 using a modified retrospective approach with a cumulative-effect adjustment to Retained earnings recognized on January 1, 2019, with no restatement of comparative period financial information. As at January 1, 2019, the cumulative-effect adjustment to adopt the new standard increased the balance of Retained earnings by $29 million, relating to a deferred gain on a sale-leaseback transaction of a real estate property. The initial adoption transition adjustment to record right-of-use assets and lease liabilities for leases over twelve months on the Company's Consolidated Balance Sheet was $756 million to each balance. The initial adoption transition adjustment is comprised of finance and operating leases of $215 million and $541 million, respectively. New finance lease right-of-use assets and finance lease liabilities are a result of the reassessment of leases with purchase options that are reasonably certain to be exercised by the Company under the transition to Topic 842, previously accounted for as operating leases.
The following table provides the Company’s lease costs for the year ended December 31, 2020 and 2019:

In millions	Year ended December 31,	2020	2019
Finance lease cost
Amortization of right-of-use assets		$12	$11
Interest on lease liabilities		3	8
Total finance lease cost		15	19
Operating lease cost		143	171
Short-term lease cost		42	47
Variable lease cost (1)		63	63
Total lease cost (2)		$263	$300
(1)Mainly relates to leases of trucks for the Company's freight delivery service contracts.
(2)Includes lease costs from Purchased services and material and Equipment rents in the Consolidated Statements of Income.
Rental expense for operating leases for the year ended December 31, 2018 was $218 million.
The following table provides the Company's lease right-of-use assets and lease liabilities, and their classification on the Consolidated Balance Sheets as at December 31, 2020 and 2019:

In millions	Classification	December 31,	2020	2019
Lease right-of-use assets
Finance leases	Properties		$477	$534
Operating leases	Operating lease right-of-use assets		435	520
Total lease right-of-use assets			$912	$1,054
Lease liabilities
Current
Finance leases	Current portion of long-term debt		$70	$59
Operating leases	Accounts payable and other		107	122
Noncurrent
Finance leases	Long-term debt		4	75
Operating leases	Operating lease liabilities		311	379
Total lease liabilities			$492	$635

The following table provides the remaining lease terms and discount rates for the Company's leases as at December 31, 2020 and 2019:

December 31,	2020	2019
Weighted-average remaining lease term (years)
Finance leases	0.8	1.4
Operating leases	6.8	7.0
Weighted-average discount rate (%)
Finance leases	3.10	3.21
Operating leases	2.79	3.12

The following table provides additional information for the Company's leases for the year ended December 31, 2020 and 2019:

In millions	Year ended December 31,	2020	2019
Cash paid for amounts included in the measurement of lease liabilities ($)
Operating cash outflows from operating leases		142	170
Operating cash outflows from finance leases		3	6
Financing cash outflows from finance leases		59	162
Right-of-use assets obtained in exchange for lease liabilities ($)
Operating lease		53	79
Finance lease		—	—
The following table provides the maturities of lease liabilities for the next five years and thereafter as at December 31, 2020:

In millions	Finance leases	Operating leases (1)
2021	$71	$118
2022	1	84
2023	—	61
2024	—	41
2025	—	35
2026 and thereafter	3	125
Total lease payments	75	464
Less: Imputed interest	1	46
Present value of lease payments	$74	$418
(1)Includes $70 million related to renewal options that are reasonably certain to be exercised.

Leases	LeasesThe Company adopted ASU 2016-02 Leases in the first quarter of 2019 with an effective date of January 1, 2019 using a modified retrospective approach with a cumulative-effect adjustment to Retained earnings recognized on January 1, 2019, with no restatement of comparative period financial information. As at January 1, 2019, the cumulative-effect adjustment to adopt the new standard increased the balance of Retained earnings by $29 million, relating to a deferred gain on a sale-leaseback transaction of a real estate property. The initial adoption transition adjustment to record right-of-use assets and lease liabilities for leases over twelve months on the Company's Consolidated Balance Sheet was $756 million to each balance. The initial adoption transition adjustment is comprised of finance and operating leases of $215 million and $541 million, respectively. New finance lease right-of-use assets and finance lease liabilities are a result of the reassessment of leases with purchase options that are reasonably certain to be exercised by the Company under the transition to Topic 842, previously accounted for as operating leases.
The following table provides the Company’s lease costs for the year ended December 31, 2020 and 2019:

In millions	Year ended December 31,	2020	2019
Finance lease cost
Amortization of right-of-use assets		$12	$11
Interest on lease liabilities		3	8
Total finance lease cost		15	19
Operating lease cost		143	171
Short-term lease cost		42	47
Variable lease cost (1)		63	63
Total lease cost (2)		$263	$300
(1)Mainly relates to leases of trucks for the Company's freight delivery service contracts.
(2)Includes lease costs from Purchased services and material and Equipment rents in the Consolidated Statements of Income.
Rental expense for operating leases for the year ended December 31, 2018 was $218 million.
The following table provides the Company's lease right-of-use assets and lease liabilities, and their classification on the Consolidated Balance Sheets as at December 31, 2020 and 2019:

In millions	Classification	December 31,	2020	2019
Lease right-of-use assets
Finance leases	Properties		$477	$534
Operating leases	Operating lease right-of-use assets		435	520
Total lease right-of-use assets			$912	$1,054
Lease liabilities
Current
Finance leases	Current portion of long-term debt		$70	$59
Operating leases	Accounts payable and other		107	122
Noncurrent
Finance leases	Long-term debt		4	75
Operating leases	Operating lease liabilities		311	379
Total lease liabilities			$492	$635

The following table provides the remaining lease terms and discount rates for the Company's leases as at December 31, 2020 and 2019:

December 31,	2020	2019
Weighted-average remaining lease term (years)
Finance leases	0.8	1.4
Operating leases	6.8	7.0
Weighted-average discount rate (%)
Finance leases	3.10	3.21
Operating leases	2.79	3.12

The following table provides additional information for the Company's leases for the year ended December 31, 2020 and 2019:

In millions	Year ended December 31,	2020	2019
Cash paid for amounts included in the measurement of lease liabilities ($)
Operating cash outflows from operating leases		142	170
Operating cash outflows from finance leases		3	6
Financing cash outflows from finance leases		59	162
Right-of-use assets obtained in exchange for lease liabilities ($)
Operating lease		53	79
Finance lease		—	—
The following table provides the maturities of lease liabilities for the next five years and thereafter as at December 31, 2020:

In millions	Finance leases	Operating leases (1)
2021	$71	$118
2022	1	84
2023	—	61
2024	—	41
2025	—	35
2026 and thereafter	3	125
Total lease payments	75	464
Less: Imputed interest	1	46
Present value of lease payments	$74	$418
(1)Includes $70 million related to renewal options that are reasonably certain to be exercised.